Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000251456 [Member]
Shareholder Report [Line Items]
Fund Name	Research Affiliates Deletions ETF
Class Name	Research Affiliates Deletions ETF
Trading Symbol	NIXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Research Affiliates Deletions ETF (the “Fund”) for the period of September 9, 2024 to December 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://nixtetf.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$3	0.09%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.09%
Net Assets	$ 35,650,859
Holdings Count | holding	139
Advisory Fees Paid, Amount	$ 39,153
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$35,650,859	Advisory Fees	$39,153
# of Portfolio Holdings	139	Fees Waived and/or Expenses Reimbursed	$(30,118)
Portfolio Turnover Rate*	4%	Net Advisory Fees Paid	$9,035
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	19.0%
Financials	13.3%
Health Care	13.1%
Information Technology	12.7%
Communication Services	12.4%
Real Estate	11.8%
Industrials	6.4%
Utilities	4.5%
Materials	3.4%
Consumer Staples	1.8%
Energy	1.4%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Lumen Technologies, Inc.	2.9%
Telephone and Data Systems, Inc.	1.4%
Lumentum Holdings, Inc.	1.3%
Affirm Holdings, Inc.	1.3%
Hanesbrands, Inc.	1.2%
Frontdoor, Inc.	1.2%
VF Corp.	1.1%
Omnicell, Inc.	1.1%
Bread Financial Holdings, Inc.	1.1%
Semtech Corp.	1.1%